Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
Schedule of bank issued subordinated bonds
Series	Currency	Annual interest rate	Issuance date	Issuance amount	Maturity date
USTDW70320	UF	3.46%	01-07-22	1,065,000	01-09-28
USTDW70320	UF	3.46%	01-07-22	335,000	01-09-28
USTDW70320	UF	3.56%	01-07-22	1,800,000	01-09-28
USTDW70320	UF	3.56%	01-07-22	100,000	01-09-28